COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Commitments and contingencies information
Purchase commitments relating to capital expenditures	$ 62,500
Total	188,450
Contingent liability for guarantees
Commitments and contingencies information
Guarantees	420,600
Within 1 year
Commitments and contingencies information
Total	166,492
2021
Commitments and contingencies information
Total	8,356
2022
Commitments and contingencies information
Total	3,271
2023
Commitments and contingencies information
Total	3,270
2024
Commitments and contingencies information
Total	1,722
Thereafter
Commitments and contingencies information
Total	$ 5,339
Quebec, Canada
Commitments and contingencies information
Percentage on net smelter returns (as a percent)	2.00%
Nunavut, Canada
Commitments and contingencies information
Percentage on net smelter returns (as a percent)	1.40%
Royalties percentage	12.00%
Nunavut, Canada | Meliadine Mine
Commitments and contingencies information
Percentage on net smelter returns (as a percent)	1.20%
Kittila mine | Finland
Commitments and contingencies information
Period of royalty payments commencement	12 years
Percentage on net smelter returns (as a percent)	2.00%
Creston Mascota mine | Minimum
Commitments and contingencies information
Royalties percentage	2.50%
Creston Mascota mine | Maximum
Commitments and contingencies information
Royalties percentage	3.50%
La India mine
Commitments and contingencies information
Royalties percentage	0.50%
Pinos Altos mine | Minimum
Commitments and contingencies information
Royalties percentage	2.50%
Pinos Altos mine | Maximum
Commitments and contingencies information
Royalties percentage	3.50%
Canadian Malartic Corporation and Canadian Malartic GP | Canada | Minimum
Commitments and contingencies information
Royalties percentage	1.50%
Canadian Malartic Corporation and Canadian Malartic GP | Canada | Maximum
Commitments and contingencies information
Royalties percentage	5.00%